Summary of Significant Accounting Policies - Useful lives for property and equipment (Details)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Useful life		7 years
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Useful life		3 years
Minimum | Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life		3 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Useful life		5 years
Maximum | Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life		5 years